Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
POLICIES AND PRACTICES RELATED TO THE GRANT OF CERTAIN EQUITY AWARDS CLOSE IN TIME TO THE RELEASE OF MATERIAL NONPUBLIC INFORMATION
The Corporation does not grant awards of options to its employees. We grant equity awards on an annual basis using a grant date that occurs in the first quarter of each year. We also periodically grant equity awards in connection with certain management events, such as the hiring or promotion of an executive or other employees. Each equity award granted has a grant date that was on or after the date on which the Compensation Committee approved the award. We do not schedule our equity awards in anticipation of the release of material nonpublic information and, therefore, do not take material nonpublic information into account when determining the terms of such equity awards. Awards are granted only at certain pre-designated times of the year or in connection with certain management events, and the Compensation Committee does not schedule its equity awards to achieve more valuable executive compensation in connection with the timing of the release of material nonpublic information. For more information on how equity awards are determined and granted, please refer to “The 2025 Executive Compensation Program in Detail” on page 64 of this Proxy Statement.

Award Timing Method	The Corporation does not grant awards of options to its employees. We grant equity awards on an annual basis using a grant date that occurs in the first quarter of each year. We also periodically grant equity awards in connection with certain management events, such as the hiring or promotion of an executive or other employees. Each equity award granted has a grant date that was on or after the date on which the Compensation Committee approved the award.
Award Timing Predetermined	true
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	We do not schedule our equity awards in anticipation of the release of material nonpublic information and, therefore, do not take material nonpublic information into account when determining the terms of such equity awards. Awards are granted only at certain pre-designated times of the year or in connection with certain management events, and the Compensation Committee does not schedule its equity awards to achieve more valuable executive compensation in connection with the timing of the release of material nonpublic information.
MNPI Disclosure Timed for Compensation Value	false